LEASES - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets, net	$ 25,086	$ 23,194
Operating lease liabilities, current	5,949	4,330
Operating lease liabilities, non-current	29,302	25,264
Total operating lease liabilities	$ 35,251	$ 29,594
Weighted average remaining lease term (years)	6 years 11 months 26 days	7 years 11 months 4 days
Weighted average discount rate of operating leases	6.04%	4.58%